Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest Transactions
5.
Parties-in-Interest
Transactions
The Company and its affiliate, TRS, provide all administrative services at no charge to the Plan. The Company does not determine the cost of its services.
The Plan invests in shares of Aegon Ltd. common
stock. At
December 31, 2025 and 2024, the Plan held 6,055,586 and 6,298,788 shares with a cost basis of $56,349 and $59,280, respectively. During the year ended December 31, 2025, the Plan recorded dividend income from Aegon Ltd. common stock of $2,251. During the year ended December 31, 2025, there were $2,320 of purchases and $3,695 of sales of Aegon Ltd. common stock.

At December 31, 2025 and 2024, the Plan had invested $490,367 and $488,466, respectively, in the Stable Fund and $48,165 and $37,121, respectively, in Aegon stock. During the year ended December 31, 2025, there were $126,604 of purchases and $124,504 of sales of the Stable Fund.
These investment transactions involving funds administered by Principal Trust Company and State Street Bank and Trust Company as custodians of the Plan are considered party-in-interest
transactions. These transactions, based on customary and reasonable rates, are not, however, considered prohibited transactions under Section 401(b) of ERISA and the regulations promulgated thereunder.
The net appreciation (depreciation) in fair value of investments reflected on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 for Aegon Ltd. common stock was $11,159. Interest reflected on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 for the Stable Fund was $18,540. Notes receivable from participants are considered parties-in-interest
transactions.